SHAREHOLDERS' EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of options, outstanding at beginning of year	2,876,642
Amount of options, Granted	271,900
Amount of options, Exercised	(1,243,631)
Amount of options, Forfeited	(52,250)
Amount of options, outstanding at end of year	1,852,661	2,876,642
Amount of options, exercisable at end of year	1,078,570
Weighted average exercise price, outstanding at beginning of year	$ 4.68
Weighted average exercise price, Granted	8.40
Weighted average exercise price, Exercised	4.44
Weighted average exercise price, Forfeited	5.12
Weighted average exercise price, Options outstanding at end of year	5.38	$ 4.68
Weighted average exercise price, Option exercisable at end of year	$ 4.84
Weighted average remaining contractual term, Options outstanding (in years)	3 years 10 months 24 days	3 years 8 months 12 days
Weighted average remaining contractual term, Options exercisable at end of year (in years)	2 years 10 months 24 days
Aggregate intrinsic value, outstanding	$ 7,703
Aggregate intrinsic value, outstanding	8,354	$ 7,703
Aggregate intrinsic value, Options exercisable at end of year	$ 5,437